Account Balances and Transactions with Affiliated Companies (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	$ 3,449	¥ 283,497	¥ 204,447
Accounts payable and other payables	8,614	707,955	352,538
Net revenues	18,692	1,536,326	1,612,397	1,600,365
Purchases	$ 46,055	¥ 3,785,284	¥ 3,655,185	¥ 3,943,648